Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 111,383
Balance at end of period	$ 112,664		$ 112,664
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	159.6	158.8	159.6	158.0
Balance at beginning of period	$ 5,600	$ 4,800	$ 5,600	$ 3,950
Number of shares issued		0.8		1.6
Issue of equity		$ 800		$ 1,650
Redemption of shares, Number of shares
Redemption of shares, amount
Ending balance, Number of shares	159.6	159.6	159.6	159.6
Balance at end of period	$ 5,600	$ 5,600	$ 5,600	$ 5,600
Issued capital [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Ending balance, Number of shares	5.0	1.8	5.0	1.8
Balance at end of period	$ 5,653	$ 1,750	$ 5,653	$ 1,750
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 11,253	$ 6,550	$ 11,253	$ 5,700
Ending balance, Number of shares	164.6	161.4	164.6	161.4
Balance at end of period	$ 11,253	$ 7,350	$ 11,253	$ 7,350